REVENUE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Revenue	$ 1,876	$ 1,732	$ 1,829
Oil And Gas Segment [Member]
IfrsStatementLineItems [Line Items]
Revenue	623	563	529
Oil And Gas Segment [Member] | Gas Sales [Member]
IfrsStatementLineItems [Line Items]
Revenue	485	432	383
Oil And Gas Segment [Member] | Oil Sales [Member]
IfrsStatementLineItems [Line Items]
Revenue	127	121	136
Oil And Gas Segment [Member] | Other Sales [Member]
IfrsStatementLineItems [Line Items]
Revenue	11	10	10
Generation [Member]
IfrsStatementLineItems [Line Items]
Revenue	672	648	663
Generation [Member] | Other Sales [Member]
IfrsStatementLineItems [Line Items]
Revenue	8	2	4
Generation [Member] | Sales Of Energy To The S P O T Market [Member]
IfrsStatementLineItems [Line Items]
Revenue	206	196	210
Generation [Member] | Sales Of Energy By Contract [Member]
IfrsStatementLineItems [Line Items]
Revenue	356	363	346
Generation [Member] | Fuel Supply [Member]
IfrsStatementLineItems [Line Items]
Revenue	102	87	103
Petrochemicals [Member]
IfrsStatementLineItems [Line Items]
Revenue	516	507	617
Petrochemicals [Member] | Other Sales [Member]
IfrsStatementLineItems [Line Items]
Revenue	2	2	4
Petrochemicals [Member] | Products From Catalytic Reforming Sales [Member]
IfrsStatementLineItems [Line Items]
Revenue	277	217	270
Petrochemicals [Member] | Styrene Sales [Member]
IfrsStatementLineItems [Line Items]
Revenue	71	79	96
Petrochemicals [Member] | Synthetic Rubber Sales [Member]
IfrsStatementLineItems [Line Items]
Revenue	83	78	106
Petrochemicals [Member] | Polystyrene Sales [Member]
IfrsStatementLineItems [Line Items]
Revenue	83	131	141
Holding And Others [Member]
IfrsStatementLineItems [Line Items]
Revenue	65	14	20
Holding And Others [Member] | Technical Assistance And Administration Services Sales [Member]
IfrsStatementLineItems [Line Items]
Revenue	25	14	20
Holding And Others [Member] | Other [Member]
IfrsStatementLineItems [Line Items]
Revenue	$ 40